FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

May 25, 2010

VIA EDGAR (CIK 0000703112)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Franklin New York Tax-Free Income Fund
File No.: 811-03479

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin New York Tax-Free Income Fund ("Registrant"). This Registration Statement is being filed to register shares of Registrant that will be issued to shareholders of Franklin New York Insured Tax-Free Income Fund (the "NY Insured Fund"), a series of Franklin New York Tax-Free Trust, in connection with a transfer of substantially all of the assets of the NY Insured Fund to Registrant pursuant to an Agreement and Plan of Reorganization included in the Registration Statement. Shareholder approval is not required and is not being requested for this matter. It is proposed that this filing will become effective on June 24, 2010, pursuant to Rule 488. A Definitive Prospectus/Information Statement will be filed and mailed to the NY Insured Fund shareholders shortly thereafter.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) Prospectus and Statement of Additional Information for Registrant; (2) Prospectus and Statement of Additional Information for the NY Insured Fund; (3) Annual Reports for the NY Insured Fund for fiscal year ended September 30, 2009, and for Registrant for the fiscal year ended May 31, 2009; and (4) Semiannual Report for Registrant for the period ended November 30. 2009. The Semiannual Report for the NY Insured Fund for the period ended March 31, 2010, will be filed on or before June 10, 2010 and will be incorporated by reference into the Statement of Additional Information included as part or the Registration Statement.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Kristin Ives, Esquire at (215) 564-8037 or, in her absence, to Robert Rosselot (954) 847-2285.

Very truly yours,

FRANKLIN NEW YORK TAX-FREE INCOME FUND

/s/DAVID P. GOSS

David P. Goss

Vice President

Enclosures